Debt - Euro Term Loans - Narrative (Details) € in Millions, $ in Millions		1 Months Ended			12 Months Ended
	Jul. 01, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 EUR (€)	Jul. 31, 2022 USD ($)	Dec. 31, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Jul. 21, 2021 EUR (€) facility
Debt Instrument [Line Items]
Minimum principal balance of intercompany loans securing the debt					$ 10
Discontinued Operations, Disposed of by Sale | IGT Gaming
Debt Instrument [Line Items]
Cash consideration	$ 134
Euro Term Loan Facilities due September 2030 | Term loan
Debt Instrument [Line Items]
Number of term loan facilities | facility								2
Principal					1,175		$ 0
Minimum principal balance of intercompany loans securing the debt	2,000				$ 10
Euro Term Loan Facilities due September 2030 | Term loan | Minimum
Debt Instrument [Line Items]
Debt instrument, term of payment in arrears					3 months
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms					$ 400
Euro Term Loan Facilities due September 2030 | Term loan | Maximum
Debt Instrument [Line Items]
Debt instrument, term of payment in arrears					6 months
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms				$ 550
Term Loan Facility A | Term loan
Debt Instrument [Line Items]
Principal | €						€ 500
Effective interest rate (as a percent)					3.48%
Term Loan Facility B | Term loan
Debt Instrument [Line Items]
Principal | €						€ 500
Effective interest rate (as a percent)					3.48%
Amended Term Loan Facilities Due In 2027 | Term loan
Debt Instrument [Line Items]
Number of term loan facilities | facility								2
Principal | €								€ 500
Euro Term Loan Facilities due January 2027 | Term loan
Debt Instrument [Line Items]
Principal					$ 235		$ 623
Effective interest rate (as a percent)					3.52%		4.81%
Minimum principal balance of intercompany loans securing the debt	$ 2,000				$ 10
Repayments of debt		$ 350	€ 300
Euro Term Loan Facilities due January 2027 | Term loan | Minimum
Debt Instrument [Line Items]
Debt instrument, term of payment in arrears					1 month
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms					$ 400
Euro Term Loan Facilities due January 2027 | Term loan | Maximum
Debt Instrument [Line Items]
Debt instrument, term of payment in arrears					6 months
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms					$ 550